Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 54.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$206	$ 209,702
Series 3866, Class DF, 6.00%, (30-day SOFR Average + 1.564%), 5/15/41(1)	1,044	1,007,032
Series 4102, Class DF, 5.50%, (30-day SOFR Average + 1.264%), 9/15/42(1)	271	254,093
Series 4159, Class FP, 5.00%, (30-day SOFR Average + 1.014%), 11/15/42(1)	611	571,721
Series 4180, Class KF, 5.00%, (30-day SOFR Average + 1.114%), 1/15/43(1)	3,145	2,883,525
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%), 5/15/43(1)	540	486,350
Series 4212, Class NS, 0.00%, (5.263% - 30-day SOFR Average x 1.20, Floor 0.00%), 6/15/43(2)	1,693	1,519,843
Series 4223, Class NF, 6.00%, (30-day SOFR Average + 1.064%), 7/15/43(1)	1,931	1,806,795
Series 4249, Class CF, 6.256%, (30-day SOFR Average + 0.914%), 9/15/43(1)	7,082	6,941,664
Series 4299, Class JG, 2.50%, 7/15/43	561	509,934
Series 4389, Class CA, 3.00%, 9/15/44	1,268	1,142,285
Series 4619, Class KF, 5.00%, (30-day SOFR Average + 0.864%), 6/15/39(1)	710	678,020
Series 4678, Class PC, 3.00%, 1/15/46	1,268	1,189,555
Series 4876, Class FA, 6.161%, (30-day SOFR Average + 0.814%), 5/15/49(1)	6,194	6,128,197
Series 4995, Class ZN, 2.50%, 7/25/50	1,049	582,334
Series 5009, Class ZN, 3.50%, 7/25/50	5,207	4,270,772
Series 5028, Class AZ, 2.00%, 10/25/50	1,015	430,505
Series 5028, Class TZ, 2.00%, 10/25/50	2,726	1,469,368
Series 5028, Class ZA, 2.00%, 10/25/50	1,167	643,012
Series 5031, Class Z, 2.50%, 10/25/50	8	5,010
Series 5035, Class AZ, 2.00%, 11/25/50	1,482	724,308
Series 5035, Class ZK, 2.50%, 11/25/50	17,403	10,493,098
Series 5035, Class ZT, 2.00%, 10/25/50	1,658	789,047
Series 5037, Class ZQ, 2.00%, 11/25/50	783	367,677
Series 5038, Class Z, 2.50%, 10/25/50	4	1,769
Series 5038, Class ZN, 2.00%, 11/25/50	1,829	779,965
Series 5039, Class PZ, 2.00%, 11/25/50	1,183	531,557
Series 5039, Class ZJ, 2.00%, 11/25/50	359	153,267
Series 5040, Class TZ, 2.50%, 11/25/50	4,372	2,362,330
Series 5048, Class CZ, 2.00%, 12/25/50	1,907	857,532
Series 5058, Class Z, 2.00%, 1/25/51	717	319,629
Series 5058, Class ZA, 2.00%, 1/25/51	1,042	479,174
Series 5058, Class ZH, 3.00%, 5/25/50	2,963	1,802,377
Series 5068, Class UZ, 2.50%, 1/25/51	9,638	5,828,228
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	3,840,844
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	4,051,114
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5072, Class ZU, 2.50%, 2/25/51	$3,070	$ 1,678,022
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	5,088,135
Series 5083, Class ZW, 2.50%, 3/25/51	5,147	2,790,097
Series 5090, Class PZ, 2.50%, 3/25/51	537	276,596
Series 5093, Class Z, 3.00%, 1/25/51	1	574
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,311
Series 5101, Class EZ, 2.00%, 3/25/51	2,054	1,109,112
Series 5104, Class WZ, 3.00%, 4/25/51	916	618,725
Series 5114, Class ZH, 3.00%, 5/25/51	447	297,715
Series 5123, Class JZ, 2.00%, 7/25/51	784	428,114
Series 5129, Class HZ, 1.25%, 4/25/50	1,642	769,885
Series 5129, Class TZ, 2.50%, 8/25/51	3,247	1,664,739
Series 5129, Class WZ, 3.00%, 8/25/50	1	583
Series 5129, Class ZE, 3.00%, 9/25/50	209	118,563
Series 5129, Class ZH, 3.00%, 7/25/50	1	613
Series 5129, Class ZW, 3.00%, 8/25/50	1	409
Series 5131, Class QZ, 3.00%, 7/25/51	3,019	1,937,028
Series 5132, Class LZ, 2.50%, 8/25/51	8,550	4,852,034
Series 5135, Class MZ, 2.50%, 8/25/51	13,055	7,818,365
Series 5136, Class ZJ, 2.50%, 8/25/51	17,493	10,234,167
Series 5139, Class DZ, 2.50%, 9/25/51	10,520	6,156,000
Series 5139, Class EZ, 2.50%, 9/25/51	12,202	6,979,100
Series 5140, Class WZ, 2.50%, 9/25/51	6,883	4,188,982
Series 5141, Class ZJ, 2.50%, 9/25/51	12,694	7,430,749
Series 5141, Class ZP, 3.00%, 4/25/50	12,579	8,847,302
Series 5144, Class Z, 2.50%, 9/25/51	36,297	22,071,462
Series 5148, Class AZ, 2.50%, 10/25/51	39,766	24,247,483
Series 5150, Class QZ, 2.50%, 10/25/51	4,843	2,933,831
Series 5150, Class ZJ, 2.50%, 10/25/51	13,909	8,435,855
Series 5150, Class ZN, 2.50%, 10/25/51	1,224	674,107
Series 5159, Class KZ, 3.00%, 11/25/51	6,733	4,582,829
Series 5159, Class MZ, 3.00%, 11/25/51	1,021	641,164
Series 5159, Class ZP, 3.00%, 11/25/51	4,604	2,948,912
Series 5159, Class ZT, 3.00%, 11/25/51	8,221	5,534,863
Series 5160, Class ZW, 3.00%, 8/25/50	2,726	1,979,869
Series 5163, Class Z, 3.00%, 11/25/51	5,780	3,535,427
Series 5168, Class MZ, 3.00%, 10/25/51	6,595	4,358,505
Series 5169, Class JZ, 3.00%, 1/25/49	386	256,583
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,199,265
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,699,362
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	8,152	1,415,697
Series 354, Class C15, 3.50%, 11/15/46	7,639	1,577,025
Series 362, Class C7, 3.50%, 9/15/47	13,303	2,390,326

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 362, Class C11, 4.00%, 12/15/47	$3,954	$ 818,527
Series 362, Class C12, 4.00%, 12/15/47	8,006	1,619,918
Series 380, Class C5, 3.50%, 1/25/50	9,362	1,689,136
Series 3030, Class SL, 0.64%, (5.986% - 30-day SOFR Average), 9/15/35(2)	831	59,238
Series 3114, Class TS, 1.19%, (6.536% - 30-day SOFR Average), 9/15/30(2)	1,244	50,015
Series 3339, Class JI, 1.13%, (6.476% - 30-day SOFR Average), 7/15/37(2)	746	74,674
Series 4094, Class CS, 0.54%, (5.886% - 30-day SOFR Average), 8/15/42(2)	604	61,840
Series 4109, Class SA, 0.74%, (6.086% - 30-day SOFR Average), 9/15/32(2)	905	56,542
Series 4497, Class CS, 0.74%, (6.086% - 30-day SOFR Average), 9/15/44(2)	165	3,096
Series 4507, Class EI, 4.00%, 8/15/44	2,397	290,803
Series 4507, Class MI, 3.50%, 8/15/44	218	8,666
Series 4549, Class DS, 0.44%, (5.786% - 30-day SOFR Average), 8/15/45(2)	715	43,235
Series 4601, Class IN, 3.50%, 7/15/46	12,895	2,281,713
Series 4625, Class BI, 3.50%, 6/15/46	2,545	427,985
Series 4637, Class IP, 3.50%, 4/15/44	113	3,665
Series 4749, Class IL, 4.00%, 12/15/47	896	177,440
Series 4768, Class IO, 4.00%, 3/15/48	1,029	205,124
Series 4768, Class KI, 4.00%, 11/15/47	1,805	349,170
Series 4772, Class PI, 4.00%, 1/15/48	1,118	222,858
Series 4791, Class JI, 4.00%, 5/15/48	1,628	338,969
Series 4791, Class SA, 0.74%, (6.086% - 30-day SOFR Average), 5/15/48(2)	4,490	516,409
Series 4796, Class AS, 0.74%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,844	326,684
Series 4808, Class IB, 4.00%, 5/15/48	4,348	901,045
Series 4966, Class SY, 0.591%, (5.936% - 30-day SOFR Average), 4/25/50(2)	4,239	542,642
Series 5008, Class IE, 2.00%, 9/25/50	33,734	4,107,539
Series 5010, Class I, 2.00%, 9/25/50	29,778	3,642,738
Series 5010, Class IB, 2.00%, 9/25/50	44,018	5,359,736
Series 5010, Class IN, 2.00%, 9/25/50	51,707	6,263,904
Series 5010, Class NI, 2.00%, 9/25/50	14,831	1,796,544
Series 5016, Class UI, 2.00%, 9/25/50	14,086	1,715,116
Series 5017, Class DI, 2.00%, 9/25/50	29,178	3,552,740
Series 5019, Class CI, 2.00%, 10/25/50	23,867	2,921,518
Series 5020, Class CI, 2.00%, 9/25/50	5,885	698,379
Series 5024, Class CI, 2.00%, 10/25/50	61,047	7,399,149
Series 5025, Class GI, 2.00%, 10/25/50	10,330	1,270,166
Series 5028, Class TI, 2.00%, 10/25/50	12,996	1,235,846
Series 5038, Class DI, 2.00%, 11/25/50	74,547	9,006,334
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	29,675	1,054,981
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5156, Class IP, 3.00%, 12/25/49	$23,299	$ 3,668,510
Series 5191, Class IB, 2.50%, 2/25/51	49,267	7,509,997
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	844	742,583
Series 239, Class PO, 0.00%, 8/15/36	469	363,395
Series 246, Class PO, 0.00%, 5/15/37	1,132	912,478
Series 3072, Class WO, 0.00%, 11/15/35	397	324,200
Series 3342, Class KO, 0.00%, 7/15/37	160	131,887
Series 3476, Class PO, 0.00%, 7/15/38	204	158,625
Series 3862, Class PO, 0.00%, 5/15/41	415	321,790
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,542,147
Federal National Mortgage Association:
Series G97-4, Class FA, 6.261%, (30-day SOFR Average + 0.914%), 6/17/27(1)	45	44,860
Series 2001-4, Class GA, 9.00%, 4/17/25(5)	0(6)	15
Series 2009-48, Class WA, 5.799%, 7/25/39(5)	202	205,318
Series 2009-62, Class WA, 5.583%, 8/25/39(5)	292	294,839
Series 2010-112, Class DZ, 4.00%, 10/25/40	310	295,516
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	121	117,484
Series 2012-51, Class FD, 6.039%, (30-day SOFR Average + 0.694%), 5/25/42(1)	15,451	15,223,734
Series 2012-103, Class ZP, 3.00%, 9/25/42	814	641,403
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	234,685
Series 2012-128, Class SH, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	3,753	2,304,926
Series 2012-128, Class WS, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	547	333,683
Series 2012-134, Class ZT, 2.00%, 12/25/42	987	809,052
Series 2013-52, Class GA, 1.00%, 6/25/43	563	472,114
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(2)	2,651	2,026,274
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%), 7/25/43(1)	631	588,445
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%), 6/25/43(1)	730	663,837
Series 2014-5, Class LB, 2.50%, 7/25/43	5	4,878
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(2)	1,883	1,082,482
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,244,549
Series 2017-15, Class LE, 3.00%, 6/25/46	109	105,707
Series 2017-56, Class KF, 6.00%, (30-day SOFR Average + 1.114%), 7/25/47(1)	561	534,993

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2017-56, Class KS, 0.00%, (4.886% - 30-day SOFR Average, Floor 0.00%), 7/25/47(2)	$314	$ 166,157
Series 2019-1, Class FA, 6.00%, (30-day SOFR Average + 0.714%), 2/25/49(1)	5,993	5,862,820
Series 2019-8, Class FD, 6.159%, (30-day SOFR Average + 0.814%), 3/25/49(1)	19,569	19,366,529
Series 2019-9, Class LF, 6.009%, (30-day SOFR Average + 0.664%), 3/25/49(1)	7,819	7,696,414
Series 2019-16, Class AF, 6.009%, (30-day SOFR Average + 0.664%), 4/25/49(1)	6,679	6,548,820
Series 2020-45, Class MA, 0.00%, (3.108% - 30-day SOFR Average x 0.80, Floor 0.00%), 6/25/43(2)	1,126	890,938
Series 2020-63, Class ZN, 3.00%, 9/25/50	312	183,735
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,401	702,214
Series 2020-95, Class BZ, 2.50%, 1/25/51	321	153,391
Series 2020-96, Class DZ, 2.50%, 1/25/51	8,368	4,803,264
Series 2020-96, Class EZ, 2.50%, 1/25/51	661	324,905
Series 2020-96, Class KZ, 2.50%, 1/25/51	314	152,831
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,714	893,833
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,067	558,309
Series 2021-11, Class KZ, 3.00%, 6/25/50	555	353,594
Series 2021-14, Class GZ, 2.50%, 3/25/51	690	346,192
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,282	1,428,652
Series 2021-42, Class ZA, 3.00%, 2/25/51	4,835	3,127,992
Series 2021-42, Class ZD, 3.00%, 11/25/50	5,985	3,896,923
Series 2021-45, Class DZ, 3.00%, 7/25/51	382	218,587
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,236	663,860
Series 2021-52, Class JZ, 2.50%, 8/25/51	15,152	9,078,734
Series 2021-55, Class ZN, 2.50%, 8/25/51	356	188,150
Series 2021-56, Class LZ, 2.50%, 9/25/51	14,399	9,058,409
Series 2021-57, Class ZW, 2.50%, 7/25/51	19,148	11,125,989
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,472	808,943
Series 2021-61, Class Z, 2.50%, 9/25/51	13,081	7,979,174
Series 2021-63, Class QZ, 2.50%, 6/25/51	9,787	5,573,761
Series 2021-64, Class ZJ, 2.50%, 10/25/51	17,737	10,392,264
Series 2021-66, Class JZ, 2.50%, 10/25/51	13,169	7,863,232
Series 2021-69, Class JZ, 2.50%, 10/25/51	13,806	8,428,032
Series 2021-77, Class WZ, 3.00%, 8/25/50	1,875	1,114,337
Series 2021-95, Class ZC, 3.00%, 8/25/51	4,537	3,004,176
Series 2022-2, Class ZN, 3.00%, 2/25/52	11,781	7,804,989
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,598,509
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,510,875
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	24,184,128
Interest Only:(3)
Series 424, Class C8, 3.50%, 2/25/48	3,632	657,132
Series 2004-60, Class SW, 1.591%, (6.936% - 30-day SOFR Average), 4/25/34(2)	539	14,929
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2005-68, Class XI, 6.00%, 8/25/35	$1,037	$ 190,156
Series 2006-65, Class PS, 1.761%, (7.106% - 30-day SOFR Average), 7/25/36(2)	647	80,517
Series 2007-99, Class SD, 0.941%, (6.286% - 30-day SOFR Average), 10/25/37(2)	982	95,169
Series 2007-102, Class ST, 0.981%, (6.326% - 30-day SOFR Average), 11/25/37(2)	493	40,635
Series 2011-59, Class IW, 6.00%, 7/25/41	705	129,968
Series 2011-101, Class IC, 3.50%, 10/25/26	578	14,542
Series 2012-147, Class SA, 0.641%, (5.986% - 30-day SOFR Average), 1/25/43(2)	722	72,434
Series 2014-41, Class SA, 0.591%, (5.936% - 30-day SOFR Average), 7/25/44(2)	686	98,914
Series 2014-55, Class IL, 3.50%, 9/25/44	602	118,250
Series 2014-55, Class IN, 3.50%, 7/25/44	564	107,572
Series 2014-89, Class IO, 3.50%, 1/25/45	932	180,952
Series 2015-22, Class GI, 3.50%, 4/25/45	290	53,336
Series 2015-31, Class SG, 0.641%, (5.986% - 30-day SOFR Average), 5/25/45(2)	770	135,474
Series 2015-36, Class IL, 3.00%, 6/25/45	823	119,161
Series 2016-61, Class DI, 3.00%, 4/25/46	653	65,451
Series 2018-21, Class IO, 3.00%, 4/25/48	3,953	701,488
Series 2018-42, Class IA, 3.50%, 6/25/47	934	153,555
Series 2019-1, Class SA, 0.00%, (5.286% - 30-day SOFR Average, Floor 0.00%), 2/25/49(2)	4,189	193,860
Series 2020-23, Class SP, 0.591%, (5.936% - 30-day SOFR Average), 2/25/50(2)	11,856	1,537,926
Series 2020-45, Class HI, 2.50%, 7/25/50	6,400	915,319
Series 2020-73, Class NI, 2.00%, 10/25/50	6,407	786,823
Series 2020-89, Class PI, 2.50%, 12/25/50	12,958	1,932,654
Series 2020-94, Class DI, 2.00%, 1/25/51	14,895	1,897,056
Series 2021-3, Class KI, 2.50%, 2/25/51	27,758	4,063,772
Series 2021-3, Class LI, 2.50%, 2/25/51	26,130	3,755,025
Series 2021-10, Class EI, 2.00%, 3/25/51	11,759	1,521,334
Series 2021-34, Class QI, 3.00%, 6/25/51	38,651	6,354,562
Series 2021-73, Class AI, 2.50%, 6/25/49	7,863	813,629
Series 2021-94, Class CI, 3.00%, 1/25/52	10,721	1,786,193
Series 2022-6, Class IO, 2.50%, 7/25/51	30,604	4,703,892
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	988	781,538
Series 380, Class 1, 0.00%, 7/25/37	238	193,208
Series 2007-17, Class PO, 0.00%, 3/25/37	175	135,818
Series 2009-82, Class PO, 0.00%, 10/25/39	459	358,501
Series 2012-5, Class PO, 0.00%, 12/25/39	316	256,150
Series 2012-61, Class PO, 0.00%, 8/25/37	1,380	1,108,529
Series 2014-9, Class DO, 0.00%, 2/25/43	7,385	5,512,879
Series 2014-17, Class PO, 0.00%, 4/25/44	1,010	726,886

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2012-77, Class MT, 5.843%, (1 mo. SOFR + 0.504%), 5/16/41(1)	$343	$ 333,152
Series 2014-H20, Class MF, 6.11%, (1 mo. SOFR + 0.764%), 10/20/64(1)	4,307	4,291,484
Series 2015-144, Class KB, 3.00%, 8/20/44	503	433,725
Series 2015-H03, Class FD, 6.10%, (1 mo. SOFR + 0.754%), 1/20/65(1)	15,886	15,837,710
Series 2015-H05, Class FB, 6.10%, (1 mo. SOFR + 0.754%), 2/20/65(1)	16,617	16,570,480
Series 2016-168, Class JF, 6.00%, (1 mo. SOFR + 1.114%, Cap 6.00%), 11/20/46(1)	128	125,068
Series 2017-121, Class DF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 8/20/47(1)	3,029	2,923,347
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(1)	1,374	1,325,866
Series 2018-H18, Class FG, 6.06%, (1 mo. SOFR + 0.714%), 10/20/68(1)	29,938	29,305,530
Series 2018-H20, Class FA, 6.06%, (1 mo. SOFR + 0.714%), 12/20/68(1)	47,051	46,108,250
Series 2020-76, Class ZL, 2.75%, 5/20/50	314	229,727
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,599	1,205,564
Series 2021-8, Class ZG, 2.50%, 1/20/51	3,260	1,780,847
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,539	1,958,585
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,619	2,234,698
Series 2021-25, Class JZ, 2.50%, 2/20/51	2,015	998,172
Series 2021-49, Class VZ, 2.50%, 3/20/51	21	9,704
Series 2021-77, Class ZG, 3.00%, 7/20/50	357	205,644
Series 2021-86, Class ZJ, 1.50%, 5/20/51	286	138,195
Series 2021-97, Class MZ, 3.00%, 8/20/50	5,832	3,742,924
Series 2021-97, Class ZC, 3.00%, 8/20/50	7,475	4,871,519
Series 2021-105, Class MZ, 3.00%, 6/20/51	4,770	3,035,805
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,492	880,054
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,429	1,596,016
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,083	1,285,390
Series 2021-118, Class EZ, 2.50%, 7/20/51	7,128	4,415,704
Series 2021-121, Class ZE, 2.50%, 7/20/51	127	67,964
Series 2021-122, Class ZL, 2.50%, 7/20/51	11,552	6,875,637
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,624	1,753,855
Series 2021-136, Class WZ, 3.00%, 8/20/51	6,144	3,906,870
Series 2021-136, Class Z, 2.50%, 8/20/51	10,863	6,560,555
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,252	848,540
Series 2021-138, Class Z, 2.50%, 8/20/51	11,570	7,326,311
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,244	3,785,802
Series 2021-154, Class ZL, 3.00%, 9/20/51	8,314	4,870,526
Series 2021-156, Class ZQ, 2.50%, 9/20/51	4,956	3,091,935
Series 2021-159, Class ZJ, 2.50%, 9/20/51	8,290	5,138,115
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,667	5,174,484
Series 2021-160, Class NZ, 3.00%, 9/20/51	2,594	1,531,039
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-172, Class ZA, 3.00%, 9/20/51	$1,612	$ 1,021,576
Series 2021-175, Class DZ, 3.00%, 10/20/51	5	3,102
Series 2021-177, Class JZ, 3.00%, 10/20/51	4,909	3,351,464
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,340	790,258
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,388	6,820,494
Series 2021-199, Class ZM, 3.00%, 11/20/51	3,847	2,430,148
Series 2021-213, Class NZ, 3.00%, 12/20/51	7,706	5,406,705
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,491	7,524,396
Series 2022-31, Class ZD, 3.00%, 2/20/52	800	327,447
Series 2022-189, Class US, 3.134%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	11,881	12,010,117
Series 2022-195, Class AS, 3.348%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	3,571	3,856,022
Series 2022-197, Class SW, 3.491%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	6,670	6,671,882
Series 2022-208, Class YF, 6.345%, (30-day SOFR Average + 1.00%), 12/20/52(1)	42,832	42,690,459
Series 2022-211, Class HF, 6.345%, (30-day SOFR Average + 1.00%), 12/20/52(1)	171,327	170,570,942
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	25,681,003
Series 2023-53, Class SE, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	16,239	16,691,249
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,465,788
Series 2023-63, Class S, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	7,732	7,765,228
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,269,015
Series 2023-65, Class G, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	11,703	11,594,991
Series 2023-65, Class SB, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,833	3,916,715
Series 2023-65, Class SD, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,950	3,085,147
Series 2023-66, Class S, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	4,844	4,974,091
Series 2023-66, Class SD, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,937	1,946,349
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	19,216,444
Series 2023-83, Class GS, 3.012%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	8,074	8,188,754
Series 2023-83, Class S, 2.664%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	4,364	4,323,502
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,781,593
Series 2023-84, Class SN, 2.77%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	5,823	5,806,263
Series 2023-89, Class SD, 2.584%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	4,933	4,884,391
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,196,882
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,733,305
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,483,860
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,378,169

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-98, Class JB, 6.00%, 7/20/53	$12,714	$ 13,214,152
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	18,157,914
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,975,610
Series 2023-165, Class DY, 6.00%, 11/20/53	20,000	20,541,875
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	23,156,058
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,239,945
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(5)	4,815	126,822
Series 2015-151, Class KI, 0.00%, 11/20/42(5)	5,731	155,363
Series 2017-104, Class SD, 0.749%, (6.086% - 1 mo. SOFR), 7/20/47(2)	2,189	249,924
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(2)	2,464	103,913
Series 2018-127, Class SG, 0.799%, (6.136% - 1 mo. SOFR), 9/20/48(2)	5,921	531,177
Series 2019-27, Class SA, 0.599%, (5.936% - 1 mo. SOFR), 2/20/49(2)	2,038	208,210
Series 2019-38, Class SQ, 0.599%, (5.936% - 1 mo. SOFR), 3/20/49(2)	6,147	594,760
Series 2019-43, Class BS, 0.599%, (5.936% - 1 mo. SOFR), 4/20/49(2)	3,379	347,029
Series 2020-97, Class MI, 2.50%, 3/20/50	5,313	657,700
Series 2020-116, Class MI, 2.00%, 8/20/50	493	64,170
Series 2020-134, Class IM, 2.50%, 9/20/50	14,202	1,897,327
Series 2020-146, Class IQ, 2.00%, 10/20/50	133,703	14,940,617
Series 2020-146, Class QI, 2.00%, 10/20/50	39,780	4,393,553
Series 2020-151, Class AI, 2.00%, 10/20/50	83,817	10,258,957
Series 2020-162, Class BI, 2.00%, 10/20/50	19,051	2,304,026
Series 2020-167, Class KI, 2.00%, 11/20/50	82,827	9,246,047
Series 2020-167, Class YI, 2.00%, 11/20/50	101,253	11,962,813
Series 2020-173, Class DI, 2.00%, 11/20/50	83,198	10,005,773
Series 2020-176, Class AI, 2.00%, 11/20/50	28,127	3,190,718
Series 2020-176, Class HI, 2.50%, 11/20/50	19,371	2,590,424
Series 2020-181, Class TI, 2.00%, 12/20/50	81,597	9,367,365
Series 2020-185, Class BI, 2.00%, 12/20/50	16,343	1,880,890
Series 2021-9, Class GI, 2.00%, 1/20/51	39,976	4,640,129
Series 2021-15, Class AI, 2.00%, 1/20/51	21,810	2,631,912
Series 2021-23, Class TI, 2.50%, 2/20/51	11,146	1,427,614
Series 2021-30, Class AI, 2.00%, 2/20/51	9,288	1,107,556
Series 2021-46, Class IM, 2.50%, 3/20/51	4,544	594,917
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	14,435	191,458
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	5,298	71,167
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	16,120	511,639
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	$9,850	$ 312,634
Series 2021-97, Class IG, 2.50%, 8/20/49	73,120	7,941,770
Series 2021-97, Class QI, 3.00%, 6/20/51	16,143	2,537,694
Series 2021-98, Class EI, 3.00%, 6/20/51	31,746	4,536,477
Series 2021-114, Class MI, 3.00%, 6/20/51	11,796	1,830,003
Series 2021-122, Class NI, 3.00%, 7/20/51	8,089	1,232,236
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	19,119	583,760
Series 2021-131, Class QI, 3.00%, 7/20/51	30,541	3,766,881
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	21,312	159,076
Series 2021-160, Class DI, 3.00%, 9/20/51	28,613	4,403,377
Series 2021-160, Class IT, 2.50%, 9/20/51	40,935	4,378,870
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	42,603	337,185
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	21,582	171,122
Series 2021-193, Class IU, 3.00%, 11/20/49	63,811	8,271,401
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	49,646	489,956
Series 2021-196, Class GI, 3.00%, 11/20/51	30,734	4,570,689
Series 2021-201, Class PI, 3.00%, 11/20/51	26,177	2,868,044
Series 2021-209, Class IW, 3.00%, 11/20/51	16,703	2,062,125
Series 2022-104, Class IO, 2.50%, 6/20/51	25,619	3,436,022
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	204,387	1,767,212
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	22,710	196,357
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	60,948	951,761
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	45,419	728,653
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	127,436	1,248,937
Series 2023-13, Class SA, 0.055%, (5.40% - 30-day SOFR Average), 1/20/53(2)	17,503	455,246
Series 2023-19, Class SD, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(2)	20,031	1,011,973
Series 2023-20, Class HS, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(2)	14,011	728,417
Series 2023-22, Class ES, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(2)	18,682	971,223
Series 2023-22, Class SA, 0.355%, (5.70% - 30-day SOFR Average), 2/20/53(2)	30,690	965,834
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(2)	37,363	1,006,451
Series 2023-24, Class SG, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(2)	18,682	971,223
Series 2023-32, Class SA, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(2)	63,050	3,277,878

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-38, Class LS, 0.955%, (6.30% - 30-day SOFR Average), 3/20/53(2)	$28,282	$ 1,471,196
Series 2023-47, Class HS, 0.955%, (6.30% - 30-day SOFR Average), 3/20/53(2)	9,427	490,399
Series 2023-47, Class SC, 0.905%, (6.25% - 30-day SOFR Average), 3/20/53(2)	14,109	719,119
Series 2023-53, Class SK, 0.855%, (6.20% - 30-day SOFR Average), 4/20/53(2)	36,023	1,826,415
Series 2023-65, Class BS, 0.805%, (6.15% - 30-day SOFR Average), 5/20/53(2)	30,956	1,713,196
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	735	567,071
Series 2010-88, Class OA, 0.00%, 7/20/40	483	362,660
Series 2015-24, Class KO, 0.00%, 6/20/35	531	469,668
Total Collateralized Mortgage Obligations (identified cost $1,795,583,778)		$1,487,260,738

U.S. Department of Agriculture Loans — 1.7%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 7/1/27(1)	$19,544	$ 19,553,095
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 7/1/27(1)	27,998	28,010,587
Total U.S. Department of Agriculture Loans (identified cost $47,542,090)		$ 47,563,682

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.681%, 8/25/41(5)	$45,472	$ 1,267,548
Series 2021-SB92, Class X1, 0.686%, 8/25/41(5)	23,762	533,600
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.677%, 4/16/63(5)	53,323	2,846,685
Series 2021-132, Class IO, 0.726%, 4/16/63(5)	57,570	3,205,828
Series 2021-144, Class IO, 0.825%, 4/16/63(5)	51,313	3,085,971
Series 2021-186, Class IO, 0.764%, 5/16/63(5)	47,377	2,727,293
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	67,410	3,270,404
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $21,884,154)		$ 16,937,329

U.S. Government Agency Mortgage-Backed Securities — 90.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.088%, (COF + 2.275%), with maturity at 2025(7)	$36	$ 36,591
4.169%, (5 yr. CMT + 2.515%), with maturity at 2032(7)	141	138,526
4.309%, (COF + 1.295%), with maturity at 2034(7)	6	6,130
4.335%, (COF + 1.25%), with maturity at 2025(7)	16	15,755
4.343%, (COF + 1.254%), with maturity at 2029(7)	5	4,717
4.391%, (COF + 1.254%), with maturity at 2035(7)	142	139,837
4.50%, with maturity at 2035	269	263,560
4.615%, (COF + 1.252%), with maturity at 2032(7)	76	73,674
4.698%, (COF + 1.251%), with maturity at 2030(7)	105	102,610
4.745%, (1 yr. CMT + 1.975%), with maturity at 2034(7)	468	472,475
4.80%, (COF + 1.254%), with maturity at 2033(7)	1	1,079
5.00%, with maturity at 2052	5,030	4,914,030
5.377%, (COF + 2.292%), with maturity at 2037(7)	328	325,636
5.459%, (1 yr. CMT + 2.238%), with maturity at 2036(7)	389	394,033
5.50%, with maturity at 2052(8)	80,307	80,755,572
5.50%, with various maturities to 2053	56,702	57,071,824
5.523%, (1 yr. CMT + 2.249%), with maturity at 2038(7)	339	343,360
5.605%, (30-day SOFR Average + 2.37%), with maturity at 2052(7)	674	679,033
5.699%, (1 yr. CMT + 2.254%), with maturity at 2035(7)	1,102	1,113,505
5.819%, (1 yr. CMT + 2.308%), with maturity at 2036(7)	428	432,503
6.00%, with various maturities to 2053	10,818	11,005,496
7.00%, with maturity at 2033	42	42,367
Federal National Mortgage Association:
3.00%, with various maturities to 2050	16,776	14,948,352
4.325%, (COF + 1.254%), with maturity at 2033(7)	140	139,078
4.339%, (COF + 1.254%), with various maturities to 2034(7)	105	102,525
4.367%, (COF + 1.254%), with maturity at 2035(7)	33	32,829
4.369%, (COF + 1.25%), with various maturities to 2027(7)	59	57,913
4.373%, (COF + 1.254%), with maturity at 2034(7)	143	138,424
4.388%, (COF + 1.254%), with maturity at 2034(7)	72	70,542

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.50%, with maturity at 2052	$923	$ 894,462
4.528%, (COF + 1.26%), with maturity at 2036(7)	94	91,505
4.622%, (COF + 1.312%), with maturity at 2036(7)	54	52,322
4.667%, (COF + 1.258%), with maturity at 2036(7)	23	23,205
4.676%, (COF + 1.497%), with maturity at 2029(7)	151	151,442
4.814%, (COF + 1.695%), with maturity at 2029(7)	0(6)	347
4.911%, (COF + 1.259%), with maturity at 2037(7)	52	51,366
4.92%, (COF + 1.801%), with maturity at 2034(7)	137	135,076
4.991%, (COF + 1.737%), with maturity at 2035(7)	170	167,824
5.00%, with various maturities to 2048	1,046	1,027,705
5.095%, (COF + 1.268%), with maturity at 2038(7)	5	5,396
5.117%, (COF + 1.855%), with maturity at 2034(7)	31	30,699
5.148%, (COF + 1.791%), with maturity at 2035(7)	128	126,036
5.175%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(7)	107	110,227
5.203%, (COF + 2.304%), with maturity at 2026(7)	25	25,306
5.35%, (COF + 1.814%), with maturity at 2036(7)	284	279,035
5.50%, with maturity at 2052(8)	412,762	415,323,360
5.50%, with various maturities to 2052	72,274	72,663,214
5.543%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(7)	314	319,807
5.684%, (COF + 1.739%), with maturity at 2034(7)	41	41,073
5.93%, (1 yr. CMT + 2.095%), with maturity at 2040(7)	166	167,348
5.933%, (1 yr. CMT + 2.157%), with maturity at 2036(7)	136	137,241
5.979%, (1 yr. CMT + 2.204%), with maturity at 2039(7)	766	777,496
6.00%, with various maturities to 2053	15,553	15,892,005
6.062%, (1 yr. CMT + 2.062%), with maturity at 2033(7)	161	162,415
6.106%, (1 yr. CMT + 2.117%), with maturity at 2037(7)	358	362,691
6.251%, (1 yr. CMT + 2.202%), with maturity at 2031(7)	37	36,680
6.263%, (1 yr. CMT + 2.247%), with maturity at 2033(7)	900	911,775
6.342%, (COF + 2.004%), with maturity at 2032(7)	23	23,826
6.493%, (1 yr. CMT + 2.555%), with maturity at 2038(7)	345	351,280
6.50%, with various maturities to 2053	6,777	6,961,017
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
2.50%, with maturity at 2051	$2,050	$ 1,756,190
3.75%, (1 yr. CMT + 1.50%), with maturity at 2027(7)	35	33,922
4.00%, (1 yr. CMT + 1.50%), with maturity at 2026(7)	25	24,978
4.00%, with various maturities to 2052	9,583	9,103,669
4.50%, with various maturities to 2052	242,540	234,025,501
4.50%, 30-Year, TBA(9)	37,100	36,198,767
5.00%, with various maturities to 2052	89,983	89,623,724
5.50%, with various maturities to 2062	113,455	115,137,554
5.50%, 30-Year, TBA(9)	242,575	244,520,912
6.00%, with various maturities to 2063	113,000	115,723,229
6.00%, 30-Year, TBA(9)	262,575	266,714,075
6.50%, with various maturities to 2063	81,583	83,600,605
7.00%, with various maturities to 2062	24,791	25,527,552
7.50%, with maturity at 2054	2,207	2,249,054
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(9)	188,724	186,740,928
5.50%, 30-Year, TBA(9)	163,300	163,957,021
6.00%, 30-Year, TBA(9)	200,000	202,945,319
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,478,589,667)		$2,469,008,157

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.4%
Security	Principal Amount (000's omitted)	Value
6.25%, (U.S. (Fed) Prime Rate - 2.25%), 1/25/44 to 2/25/44(1)	$31,839	$ 31,893,192
6.30%, (U.S. (Fed) Prime Rate - 2.20%), 4/25/44(1)	15,051	15,112,329
7.50%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	14,576	15,061,944
7.825%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	16,377	17,128,774
SBA IO Trust:
Interest Only:(10)(11)(12)
Series 2018-5, Class A, 2.354%, 6/27/44	74,348	2,958,650
Series 2019-1, Class A, 2.589%, 9/25/45	200,284	10,489,176
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $120,385,172)		$ 92,644,065

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(13)	82,240,102	$ 82,240,102
Total Short-Term Investments (identified cost $82,240,102)		$ 82,240,102
Total Investments — 153.6% (identified cost $4,546,224,963)		$4,195,654,073
Total Written Swaptions — (0.0)%(14) (premiums received $3,738,390)		$ (96,913)

TBA Sale Commitments — (21.3)%
U.S. Government Agency Mortgage-Backed Securities — (21.3)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 4.00%, 30-Year, TBA(9)	$ (9,550)	$ (9,090,853)
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(9)	(17,150)	(15,053,814)
4.50%, 30-Year, TBA(9)	(282,400)	(273,453,653)
6.50%, 30-Year, TBA(9)	(277,400)	(284,172,471)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $582,948,930)		$ (581,770,791)
Total TBA Sale Commitments (proceeds $582,948,930)		$ (581,770,791)
Other Assets, Less Liabilities — (32.3)%		$ (883,111,176)
Net Assets — 100.0%		$2,730,675,193
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2024.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(6)	Principal amount is less than $500.
(7)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2024.
(8)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $13,447,826 or 0.5% of the Fund's net assets.
(12)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2024 of all interest only securities comprising the trust.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(14)	Amount is less than (0.05)%.

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/10/29 to receive 1.93% and pay SOFR	Bank of America, N.A.	USD	(501,491,332)	5/8/24	$(96,913)
Total					$(96,913)
(1)	Amount is less than (0.05)%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	8,545	Long	3/28/24	$926,197,891	$16,357,526
U.S. 10-Year Treasury Note	1,663	Long	3/19/24	186,801,672	1,654,424
U.S. Ultra-Long Treasury Bond	(523)	Short	3/19/24	(67,581,406)	(1,634,391)
					$16,377,559
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	450,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 20,033,885	$ —	$ 20,033,885
USD	94,000	Receives	SOFR (pays annually)	3.16% (pays annually)	1/5/33	3,460,678	—	3,460,678
USD	125,000	Receives	SOFR (pays annually)	2.47% (pays annually)	3/28/33	13,655,185	(2,493,069)	11,162,116
USD	245,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	78,135,604	—	78,135,604
USD	300,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	94,956,456	—	94,956,456
Total						$210,241,808	$(2,493,069)	$207,748,739
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
OTC	– Over-the-counter
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
BMO Capital Markets Corp.	1/3/24	On Demand(1)	5.50%	$375,206,861	$376,811,913
TD Securities (USA) LLC	12/13/23	On Demand(1)	5.53	80,713,290	81,333,214
Total				$455,920,151	$458,145,127
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2024, the underlying collateral for all open reverse repurchase agreements was $533,403,949, comprised of cash of $6,000,000 and agency mortgage-backed securities having an aggregate market value of $527,403,949.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2024.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $82,240,102, which represents 3.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,892,398	$556,768,535	$(480,420,831)	$ —	$ —	$82,240,102	$360,363	82,240,102
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration Government Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,487,260,738	$ —	$1,487,260,738
U.S. Department of Agriculture Loans	—	47,563,682	—	47,563,682
U.S. Government Agency Commercial Mortgage-Backed Securities	—	16,937,329	—	16,937,329
U.S. Government Agency Mortgage-Backed Securities	—	2,469,008,157	—	2,469,008,157
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	92,644,065	—	92,644,065
Short-Term Investments	82,240,102	—	—	82,240,102
Total Investments	$ 82,240,102	$4,113,413,971	$ —	$4,195,654,073
Futures Contracts	$ 18,011,950	$ —	$ —	$ 18,011,950
Swap Contracts	—	210,241,808	—	210,241,808
Total	$100,252,052	$4,323,655,779	$ —	$4,423,907,831
Liability Description
TBA Sale Commitments	$ —	$ (581,770,791)	$ —	$ (581,770,791)
Written Interest Rate Swaptions	—	(96,913)	—	(96,913)
Futures Contracts	(1,634,391)	—	—	(1,634,391)
Total	$ (1,634,391)	$ (581,867,704)	$ —	$ (583,502,095)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.